Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Table of Other Assets

	December 31, 2020	December 31, 2019
Prepayments	4,425,001	1,961,177
Tax advances	1,566,805	789,208
Advances to personnel	378,052	443,081
Other miscellaneous assets	276,631	308,047
Advances to suppliers of goods	160,100	231,673
Foreclosed assets	15,918	19,501
Others	58,295	40,033
Allowance	—	(950)

TOTAL	6,880,802	3,791,770